Discontinued Operations (Details) - Schedule of discontinued operations, net of tax - Discontinued Operations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Interest income		$ 142	$ 1,884
Interest cost		(457)	(7,322)
Net interest loss		(315)	(5,438)
Operating expenses
Selling expenses		(22)	(235)
General and administrative expenses		(760)	(12,998)
Total operating expenses		(782)	(13,233)
Operating loss		(1,097)	(18,671)
Other income (expenses)
Financial expenses, net		(70)	(604)
Investment income/(loss)			6
Other income, net		174	878
Total other (expenses) income, net		104	280
Loss before income tax expense		(993)	(18,391)
Income tax expense		(1)	(9,291)
Loss from discontinued operations, net		(994)	(27,682)
Less: Net loss attributable to non-controlling interests			(19)
Net loss from discontinued operations attributable to SunCar’s ordinary shareholders		$ (994)	$ (27,663)

[1]	The result of discontinued operations included those of discontinued operations from January 1, 2022 to March 1, 2022.